Brumadinho's dam failure - Contingencies and other legal matters (Details) R$ in Thousands, $ in Thousands	Feb. 07, 2019 BRL (R$)	Feb. 07, 2019 USD ($)	Mar. 25, 2019 BRL (R$) shares	Mar. 25, 2019 USD ($) shares	Mar. 18, 2019 BRL (R$)	Mar. 18, 2019 USD ($)	Feb. 07, 2019 USD ($)	Jan. 31, 2019 BRL (R$)	Jan. 31, 2019 USD ($)	Jan. 27, 2019 BRL (R$)	Jan. 27, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)
Contingencies
Judicial deposits | $												$ 1,716,000	$ 1,986,000
Treasury shares												158,216,372
State of Minas Gerais injunction to reassure stability of other dams of Corrego do Feijao mine complex
Contingencies
Restricted cash and cash equivalents										R$ 11,000,000	$ 2,800,000
Public Ministry of Labor action
Contingencies
Restricted cash and cash equivalents								R$ 1,600,000	$ 400,000
State of Minas Gerais injunction to fund any evacuation of the communities in Sebastiao de Aguas Claras - Macacos
Contingencies
Restricted assets					R$ 1,000,000	$ 258,000
State of Minas Gerais injunction to fund any evacuation of the communities in Gongo Soco, Barao de Cocais
Contingencies
Restricted assets			R$ 2,950,000	$ 761,000
Lawsuits
Contingencies
Restricted cash and cash equivalents			468,000	121,000
Restricted assets			16,900,000	4,400,000
Judicial deposits			12,600,000	3,300,000
Restricted assets guaranteed by treasury shares			R$ 3,750,000	$ 1,000,000
Treasury shares guarantee (in shares)			75,312,728	75,312,728
IBAMA fines
Contingencies
Estimated financial effect of contingent liabilities	R$ 250,000						$ 65,000
Daily fine imposed	100	$ 26
Brumadinho Municipal Department of the Environment fines
Contingencies
Estimated financial effect of contingent liabilities	R$ 108,000						$ 28,000